Other Income and Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Expenses
Other Income and Expenses

Note 17: Other Income and Expenses

The following table summarizes the components of “Other, net” in our Consolidated Statements of Operations for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Equity in earnings from unconsolidated affiliates	$109	$90	$51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments	—	—	(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)	—
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6	—
Other	(9)	(11)	—
Total other, net	$84	$69	$34

See Note 8 regarding equity method investments and net gains and losses recorded on the sale of investments.